LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of allowance for loan losses
Balance at beginning of period	¥ 1,457,419	¥ 948,893	¥ 421,767
Provision for loans receivable	2,151,046	1,580,306	965,419
Gross write-off	1,844,349	1,102,422	475,352
Recoveries	107,315	30,642	37,059
Balance at end of period	¥ 1,871,431	¥ 1,457,419	¥ 948,893